CONVERTIBLE NOTES - Key assumptions used in determining fair value of Subsidiary Convertible Note (Details) - Subsidiary Convertible Note	Jun. 30, 2025
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0143
Probability of conversion
CONVERTIBLE NOTES
Measurement input	0.10
Bond yields | Maximum
CONVERTIBLE NOTES
Measurement input	0.1541
Bond yields | Minimum
CONVERTIBLE NOTES
Measurement input	0.1473